Annual Fund Operating Expenses - Investor - Vanguard International Explorer Fund - Investor Shares	Feb. 26, 2021
Operating Expenses:
Management Fees	0.36%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.39%